REICH & TANG ASSET MANAGEMENT, LLC

1411 BROADWAY, 28TH FLOOR

NEW YORK, N.Y. 10018

March 7, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re:	California Daily Tax Free Income Fund, Inc.

Investment Company Act File No. 811-4922

Form N-CSR

Certified Shareholder Report of Registered Investment Companies

Dear Sir or Madam:

On behalf of California Daily Tax Free Income Fund, Inc. (the “Fund”), a registered open-end management investment company, and pursuant to Rule 30d-1 under the Investment Company Act of 1940, as amended, we transmit for filing the Fund’s Form N-CSR and applicable exhibits for the period ending December 31, 2012.

Very truly yours,

/s/ Christine Manna

Christine Manna
Fund Secretary

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